Other Payables (Tables)	6 Months Ended
Jun. 30, 2021
Trade And Other Payables [Abstract]
Schedule of Other Payables

	December 31, 2020	June 30, 2021
Payables for cash-settled share-based payment transactions (Note 17)	$1,073,593	$1,429,303
Payables for salaries and bonuses	1,492,325	691,768
Interest payables	735,510	171,263
Payables for professional fees	837,803	448,709
Others	141,178	50,587

	$4,280,409	$2,791,630